POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Postemployment Benefits Tables Abstract
Post-employment benefits
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Accrued benefit obligation	$2,295	$2,365	$2,459
	$2,295	$2,365	$2,459

Post-employment benefits-by balance sheet presentation:
Current	$150	$250	$250
Non-current	2,145	2,115	2,209
	$2,295	$2,365	$2,459

Post-employment benefits continuity
(in thousands)	2018	2017

Balance-January 1	$2,365	$2,459
Accretion	72	74
Benefits paid	(142)	(168)
Balance-December 31	$2,295	$2,365